Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended			60 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Operating activities
Net loss	$ (33,947)	$ (15,888)	$ (10,311)	$ (62,569)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	144	122	83	350
Stock-based compensation	3,785	653	24	4,508
Noncash consulting expenses	88			788
Noncash interest expense on convertible notes				188
Change in operating assets and liabilities:
Prepaid expenses and other current assets	(1,419)	(209)	(99)	(1,982)
Deposits				(30)
Accounts payable	664	(66)	1,131	1,740
Accrued expenses and other liabilities	382	13	423	1,170
Deferred revenue	13	(134)	200	79
Net cash used in operating activities	(30,290)	(15,509)	(8,549)	(55,758)
Investing activities
Purchases of property and equipment	(57)	(121)	(376)	(590)
Net cash used in investing activities	(57)	(121)	(376)	(590)
Financing activities
Proceeds of issuance of common stock, net of issuance costs	113,155	9	12	113,177
Proceeds from the exercise of stock options	341			341
Proceeds from issuance of convertible notes				250
Proceeds from issuance of preferred stock subscription		2,000	6,980
Principal payments of convertible notes				(200)
Proceeds from sale of convertible preferred stock, net of issuance costs	72,434	7,500	5,000	98,754
Net cash provided by financing activities	185,930	9,509	11,992	212,322
Net increase (decrease) in cash and cash equivalents	155,583	(6,121)	3,067	155,974
Cash and cash equivalents, beginning of period	391	6,512	3,445
Cash and cash equivalents, end of period	155,974	391	6,512	155,974
Supplementary disclosure of noncash investing and financing activities:
Issuance of shares related to preferred stock subscription	13,980			13,980
Preferred stock conversion to common stock	99,691			99,691
Conversion of notes payable to preferred stock				750
Issuance of convertible notes in satisfaction of accrued expenses				$ 700